UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        August 4, 2011
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: $442,665 USD (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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		             TITLE OF	           VALUE X  PRN        SH/ PUT/ INVST OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT        PUT CALL DISCR MANAGERS              SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Anglogold Ashanti Hldgs Fin  MAND BD CV	03512Q206  87,233   1,748,512  SH	SOLE  01 02 03 04 05 06 07  SOLE
Apple Inc		     COM	037833100  26,854   80,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Bucyrus Intl Inc New	     COM	118759109  8,066    88,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Greenlight Capital Re Ltd    Cl A	G4095J109  5,245    199,600    SH	SOLE  01 02 03 04 05 06 07  SOLE
Hartford Finl Svcs Group Inc PFD	416515708  7,638    294,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Marshall & Ilsley Corp New   COM	571837103  9,943    1,247,600  SH	SOLE  01 02 03 04 05 06 07  SOLE
Sonde Res Corp		     COM	835426107  1,934    596,423    SH	SOLE  01 02 03 04 05 06 07  SOLE
Wells Fargo & Co New	     Perp Pfd	949746804  6,216    5,864      SH	SOLE  01 02 03 04 05 06 07  SOLE
Whiting Pete Corp New	     Perp Pfd	966387201  803 	    3,000      SH	SOLE  01 02 03 04 05 06 07  SOLE
Marathon Oil Corp	     COM	565849106  45,516   864,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Iron Mtn Inc	             COM	462846106  25,568   750,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Lyondellbasell Industries N  SHS A	N53745100  2,514    65,252     SH	SOLE  01 02 03 04 05 06 07  SOLE
Level 3 Communications Inc   COM	52729N100  18,300   7,500,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Varian Semiconductor Equipmn COM	922207105  7,680    125,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Lubrizol Corp		     COM	549271104  10,272   76,500     SH	SOLE  01 02 03 04 05 06 07  SOLE
Eastman Kodak Co	     COM	277461109  10,277   2,870,673  SH	SOLE  01 02 03 04 05 06 07  SOLE
Hypercom Corp		     COM	44913M103  2,089    212,500    SH	SOLE  01 02 03 04 05 06 07  SOLE
Liberty Media Corp New	     COM SER A	53071M104  6,708    400,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
SRA Intl Inc		     COM	78464R105  2,319    75,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Sanofi			     RIGHT	80105N113  1,601    664,400    SH	SOLE  01 02 03 04 05 06 07  SOLE
Savvis Inc		     COM NEW	805423308  7,906    200,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Warner Music Group Corp	     COM	934550104  3,169    385,500    SH	SOLE  01 02 03 04 05 06 07  SOLE
Exco Resources Inc	     COM	269279402  2,648    150,000    SH	SOLE  01 02 03 04 05 06 07  SOLE

Alexco Resource Corp	     COM	01535P106  1,757    244,700    SH	SOLE  02 03 04 05 06 07     SOLE
American Express Co	     COM	025816109  517 	    10,000     SH	SOLE  02 03 04 05 06 07     SOLE
Anglogold Ashanti Hldgs Fin  MAND BD CV	03512Q206  4,231    84,800     SH	SOLE  02 03 04 05 06 07     SOLE
Apple Inc		     COM	037833100  2,561    7,630      SH	SOLE  02 03 04 05 06 07     SOLE
Aspen Insurance Holdings Ltd SHS	G05384105  2,783    108,150    SH	SOLE  02 03 04 05 06 07     SOLE
Aspen Insurance Holdings Ltd PFD PRP	G05384113  1,026    19,700     SH	SOLE  02 03 04 05 06 07     SOLE
Banco Santander SA	     ADR	05964H105  3,127    271,723    SH	SOLE  02 03 04 05 06 07     SOLE
Bank Montreal Que	     COM	063671101  1,608    25,300     SH	SOLE  02 03 04 05 06 07     SOLE
Bank of America Corporation  COM	060505104  996 	    90,920     SH	SOLE  02 03 04 05 06 07     SOLE
BCE Inc			     COM NEW	05534B760  893 	    22,800     SH	SOLE  02 03 04 05 06 07     SOLE
Beazer Homes USA Inc	     NT SUB	07556Q402  2,516    134,900    SH	SOLE  02 03 04 05 06 07     SOLE
Blackstone Group L P	     COM UNIT	09253U108  523 	    31,600     SH	SOLE  02 03 04 05 06 07     SOLE
Bristol Myers Squibb Co	     COM	110122108  2,451    84,642     SH	SOLE  02 03 04 05 06 07     SOLE
CDN Imperial Bk of Commerce  COM	136069101  1,278    16,200     SH	SOLE  02 03 04 05 06 07     SOLE
Celestica Inc		     SHS	15101Q108  2,321    265,150    SH	SOLE  02 03 04 05 06 07     SOLE
Central European Media	     NOTE	153443AH9  1,646    1,850,000  SH	SOLE  02 03 04 05 06 07     SOLE
Cheniere Energy Parners LP   COM UNIT	16411Q101  638 	    35,500     SH	SOLE  02 03 04 05 06 07     SOLE
Citigroup Inc		     UNIT	172967416  2,241    18,650     SH	SOLE  02 03 04 05 06 07     SOLE
Citigroup Inc		     COM	172967424  2,124    51,014     SH	SOLE  02 03 04 05 06 07     SOLE
Eastman Kodak Co	     NOTE	277461BJ7  877 	    1,000,000  SH	SOLE  02 03 04 05 06 07     SOLE
Fibertower Corp		     NOTE	31567RAC4  1,168    1,305,000  SH	SOLE  02 03 04 05 06 07     SOLE
General Electric Co	     COM	369604103  243 	    12,900     SH	SOLE  02 03 04 05 06 07     SOLE
Genworth Finl Inc	     COM CL A	37247D106  3,027    294,500    SH	SOLE  02 03 04 05 06 07     SOLE
Global Crossing Ltd	     SHS NEW	G3921A175  2,303    60,000     SH	SOLE  02 03 04 05 06 07     SOLE
Greenlight Capital Re Ltd    CLASS A	G4095J109  2,833    107,767    SH	SOLE  02 03 04 05 06 07     SOLE
Hartford Finl Svcs Group Inc CONV PFD	416515708  571 	    22,000     SH	SOLE  02 03 04 05 06 07     SOLE
Hovnanian Enterprises Inc    UNIT	44248W208  161 	    10,000     SH	SOLE  02 03 04 05 06 07     SOLE
Ingersoll-Rand PLC	     SHS	G47791101  5,274    116,146    SH	SOLE  02 03 04 05 06 07     SOLE
JPMorgan Chase & Co	     COM	46625H100  982 	    24,000     SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		     COM	493267108  1,178    141,400    SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		     PFD	493267405  358 	    3,200      SH	SOLE  02 03 04 05 06 07     SOLE
Level 3 Communications Inc   COM	52729N100  2,054    842,000    SH	SOLE  02 03 04 05 06 07     SOLE
Lilly Eli Co		     COM	532457108  1,032    27,500     SH	SOLE  02 03 04 05 06 07     SOLE
Louisiana Pac Corp	     COM	546347105  895 	    110,000    SH	SOLE  02 03 04 05 06 07     SOLE
Manulife Finl Corp	     COM	56501R106  987 	    55,800     SH	SOLE  02 03 04 05 06 07     SOLE
Mattel Inc		     COM	577081102  8,975    326,500    SH	SOLE  02 03 04 05 06 07     SOLE
Merck & Co Inc New	     COM	58933Y105  2,766    78,370     SH	SOLE  02 03 04 05 06 07     SOLE
Microsoft Corp		     COM	594918104  1,019    39,200     SH	SOLE  02 03 04 05 06 07     SOLE
Montpelier Re Holdings Ltd   SHS	G62185106  9,022    501,200    SH	SOLE  02 03 04 05 06 07     SOLE
Old Rep Intl Corp	     COM	680223104  999 	    85,000     SH	SOLE  02 03 04 05 06 07     SOLE
Old Rep Intl Corp	     NOTE	680223AH7  994 	    1,000,000  SH	SOLE  02 03 04 05 06 07     SOLE
Oncolytics Biotech Inc       COM	682310107  723 	    130,000    SH	SOLE  02 03 04 05 06 07     SOLE
Partnerre Ltd		     COM	G6852T105  8,342    121,157    SH	SOLE  02 03 04 05 06 07     SOLE
Pfizer Inc		     COM	717081103  8,199    398,000    SH	SOLE  02 03 04 05 06 07     SOLE
Pitney Bowes Inc	     COM	724479100  1,283    55,800     SH	SOLE  02 03 04 05 06 07     SOLE
Platinum Underwriter Hldgs   COM	G7127P100  8,572    257,900    SH	SOLE  02 03 04 05 06 07     SOLE
Plum Creek Timber Co Inc     COM	729251108  5,230    62,400     SH	SOLE  02 03 04 05 06 07     SOLE
QLT Inc		      	     COM	746927102  2,747    381,800    SH	SOLE  02 03 04 05 06 07     SOLE
Regions Financial Corp New   COM	7591EP100  1,111    179,200    SH	SOLE  02 03 04 05 06 07     SOLE
Revett Minerals Inc	     COM NEW	761505205  671 	    150,000    SH	SOLE  02 03 04 05 06 07     SOLE
Rogers Communications Inc    CL B	775109200  890 	    22,500     SH	SOLE  02 03 04 05 06 07     SOLE
San disk Corp		     NOTE 	80004CAC5  2,040    2,100,000  SH	SOLE  02 03 04 05 06 07     SOLE
Sanofi			     RIGHT	80105N113  9 	    3,900      SH	SOLE  02 03 04 05 06 07     SOLE
Seadrill Limited	     SHS	G7945E105  1,838    52,100     SH	SOLE  02 03 04 05 06 07     SOLE
Seaspan Corp		     SHS	Y75638109  438 	    30,000     SH	SOLE  02 03 04 05 06 07     SOLE
Sonde Res Corp		     COM	835426107  324 	    100,000    SH	SOLE  02 03 04 05 06 07     SOLE
Sprint Nextel Corp	     COM SER 1	852061100  539 	    100,000    SH	SOLE  02 03 04 05 06 07     SOLE
Starwood Ppty Tr Inc	     COM	85571B105  677 	    33,000     SH	SOLE  02 03 04 05 06 07     SOLE
Sun Life Finl Inc	     COM	866796105  792 	    26,300     SH	SOLE  02 03 04 05 06 07     SOLE
Suntrust Bks Inc	     COM	867914103  1,300    50,400     SH	SOLE  02 03 04 05 06 07     SOLE
Supervalu Inc		     COM	868536103  282 	    30,000     SH	SOLE  02 03 04 05 06 07     SOLE
Synovus Finl Corp	     COM	87161C105  374 	    180,000    SH	SOLE  02 03 04 05 06 07     SOLE
Synovus Finl Corp	     UNIT	87161C204  1,110    54,800     SH	SOLE  02 03 04 05 06 07     SOLE
Toronto Dominion Bk Ont	     COM NEW	891160509  466 	    5,500      SH	SOLE  02 03 04 05 06 07     SOLE
Valeant Pharmaceuticals	     COM	91911K102  4,380    84,288     SH	SOLE  02 03 04 05 06 07     SOLE
Validus Holdings Ltd	     COM SHS	G9319H102  134 	    4,336      SH	SOLE  02 03 04 05 06 07     SOLE
Wells Fargo& Co New	     COM	949746101  503 	    17,919     SH	SOLE  02 03 04 05 06 07     SOLE
Weyerhaeuser Co		     COM	962166104  27 	    1,226      SH	SOLE  02 03 04 05 06 07     SOLE
XL Group PLC		     COM	G98290102  3,436    156,350    SH	SOLE  02 03 04 05 06 07     SOLE
Zions Bancorporation	     COM	989701107  2,774    115,533    SH	SOLE  02 03 04 05 06 07     SOLE

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